Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Amortized cost	$ 289,998	$ 241,789
Allowance for credit losses on debt securities at FVOCI	(38)	(40)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 103,449	$ 100,926